Note Payable (Tables)	12 Months Ended
Jul. 31, 2016
Note Payable Tables
Schedule of Note Payable
Issue Date	Expiry date	Amount of Loan	Interest rate
7/31/2012	7/31/2013	$21,500	10%
7/14/2016	7/14/2017	70,000	8%
7/5/2016	7/14/2017	50,000	8%
Total Loans		$141,500